Loans and asset quality - Nonperforming Assets (Details) - Domestic - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Impaired [Line Items]
With an allowance	$ 38	$ 58
Without an allowance	69	60
Total nonperforming loans	107	118
With an allowance, Other assets owned	0	0
Without an allowance, Other assets owned	2	2
Other assets owned	2	2
With an allowance, Total nonperforming assets	38	58
Without an allowance, Total nonperforming assets	71	62
Total nonperforming assets	109	120
Other residential mortgages
Financing Receivable, Impaired [Line Items]
With an allowance	30	38
Without an allowance	1	1
Total nonperforming loans	31	39
Wealth management mortgages
Financing Receivable, Impaired [Line Items]
With an allowance	8	8
Without an allowance	14	17
Total nonperforming loans	22	25
Commercial real estate
Financing Receivable, Impaired [Line Items]
With an allowance	0	12
Without an allowance	54	42
Total nonperforming loans	$ 54	$ 54